Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (25,027)	$ (4,446)	$ (15,923)	$ (8,675)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	85	49	75	71
Loss on sale of property and equipment				1
Change in fair value of convertible notes payable (related party)	13,332	(1,473)	7,090	1,748
Change in fair value of warrant liability (related party)	104	23	35
Gain on exercise and cancellation warrant liability (related party)	(231)
Change in operating lease right-of-use assets (related party)	83	82	119
Increase in inventory reserve	(122)	(11)	(41)	1
Changes in operating assets and liabilities:
Accounts receivable	(68)	(9)	47	(19)
Inventories	20	(226)	(194)	55
Prepaid expenses and other current assets	(868)	(37)	38	(23)
Accounts payable	2,378	(241)	342	227
Operating lease liabilities (related party)	(101)	28	(6)
Accrued expenses	694	(104)	133	(153)
Product warranty liability	(225)	(61)	(520)	(169)
Payable to related party	4,000
Net cash used in operating activities	(5,946)	(6,426)	(8,805)	(6,936)
Cash flows from investing activities
Purchases of property and equipment	(132)	(177)	(218)	(125)
Net cash used in investing activities	(132)	(177)	(218)	(125)
Cash flows from financing activities
Proceeds from the issuance of convertible notes payable (related party)	10,000	6,000	8,000	8,000
Proceeds from the PIPE Transaction, the Forward Purchase Agreement, and the Business Combination, net of transaction costs	11,736
Proceeds from the additional Series A Preferred Shares subscription	1,000
Issuance of warrants (related party)		92	92	58
Net cash provided by financing activities	22,736	6,092	8,092	8,058
Effect of exchange rate on cash, cash equivalents, and restricted cash	(1)	(1)	(7)	(10)
Net increase (decrease) in cash, cash equivalents, and restricted cash	16,657	(512)	(938)	987
Cash and restricted cash at beginning of period	183	1,121	1,121	134
Cash and restricted cash at end of period	16,840	609	183	1,121
Supplemental disclosures of cash flow information
Cash paid for interest
Cash paid for income taxes
Noncash investing and financing activity
SPAC excise tax liability recognized upon the Business Combination	2,248			68
Deemed capital contribution from related party upon issuance of 2012 Convertible Notes	$ 18,702	$ 3,891	$ 4,722	$ 5,198